CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total UMeWorld Limited Stockholders Deficiency	Noncontrolling Interest	Total
Beginning Balance, Amount at Sep. 30, 2014	$ 8,904	$ 24,727,452	$ (2,980)	$ (26,262,061)	$ (1,528,685)	$ 187,380	$ (1,341,305)
Beginning Balance, Shares at Sep. 30, 2014	89,036,000
Warrants issued with debt		164,497			164,497		164,497
Foreign Currency Translation			160,307		160,307	424	160,731
Non-Controlling Interest						15,625	15,625
Net Loss for the year				(989,232)	(989,232)		(989,232)
Ending Balance, Amount at Sep. 30, 2015	$ 8,904	24,891,949	157,327	(27,251,293)	(2,193,113)	203,429	(1,989,684)
Ending Balance, Shares at Sep. 30, 2015	89,036,000
Warrants issued with debt		233,125			233,125		233,125
Stock issued for Services, Amount	$ 30	89,970			90,000		90,000
Stock issued for Services, Shares	300,000
Foreign Currency Translation			(3,861)		(3,861)	(150)	(4,011)
Non-Controlling Interest						15,612	15,612
Net Loss for the year				(1,198,353)	(1,198,353)		(1,198,353)
Ending Balance, Amount at Sep. 30, 2016	$ 8,934	25,215,044	153,466	(28,449,646)	(3,072,202)	218,891	(2,853,311)
Ending Balance, Shares at Sep. 30, 2016	89,336,000
Warrants issued with debt		138,631			138,631		138,631
Stock issued for Services, Amount	$ 17	50,383			50,400		50,400
Stock issued for Services, Shares	168,000
Foreign Currency Translation			(59,561)		(59,561)	(2,011)	(61,572)
Non-Controlling Interest						15,573	15,573
Net Loss for the year				(1,323,850)	(1,323,850)		(1,323,850)
Ending Balance, Amount at Sep. 30, 2017	$ 8,951	$ 25,404,058	$ 93,905	$ (29,773,496)	$ (4,266,582)	$ 232,453	$ (4,034,129)
Ending Balance, Shares at Sep. 30, 2017	89,504,000